Income Taxes - Schedule of Income (Loss) from Continuing Operations Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ 17,891	$ 2,006	$ (17,578)